Employee Benefit Plans (Narrative) (Details) - USD ($)		12 Months Ended
	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2007	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Weighted average exercise price		$ 17.91	$ 17.97	$ 18.07		$ 18.13
Compensation costs not yet recognized		$ 90,000
Employer's matching contribution		189,000	$ 179,000	$ 162,000
Cash received from option exercises		172,000	0	53,000
Debt and equity instruments included in the plan assets		$ 13,070,000	13,661,000
Employer's safe harbor contribution rate		3.00%
Employer's safe harbor contribution payable		$ 224,000
Prior year contribution payable credited in current year			214,000
Defined contribution plan, cost recognized		$ 222,000	$ 211,000	$ 192,000
Percentage of increase (decrease) in pension liability		12.00%
Decrease in pension plan liability		$ 377,000
Shares issued during period under employee stock purchase plans	555,555	1,961	3,764	3,242
Deferred compensation liability		$ 1,609,000	$ 1,570,000
Deferred compensation, compensation expense		33,000	32,000	$ 30,000
Salary continuation liability		1,264,000	1,251,000
Salary continuation period expense		127,000	185,000	119,000
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Present value of future plan liability		261,000	323,000
Supplemental retirement plans, cost recognized during period		$ 25,000	$ 30,000	34,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation		60.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation		40.00%
Plan assets, actual allocation		61.00%
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award expiration period		10 years
Shares authorized under share-based payment awards		300,000
Shares available for grant		170,175
Exercise price, lower range limit		$ 17.22
Exercise price, upper range limit		21.10
Weighted average exercise price		$ 17.91
Weighted average remaining contractual life		5 years 1 month 6 days
Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued under long-term stock incentive plan		4,650	3,150
Award vesting period		3 years
Unrecognized compensation cost related to non-vested awards		$ 82,000
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, actual allocation		39.00%
Employee Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares authorized under share-based payment awards		250,000
Shares available for grant		175,093
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net period benefit cost to be recorded next year		$ 45,000
Increase in benefit obligation		1,141,000	$ 305,000
Percentage of vested benefit					100.00%
JVB Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets		$ 46,000	$ 179,000
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets				$ 3,903,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Option price as a percentage of fair value		95.00%
Minimum [Member] | Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period			3 years
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Compensation cost not yet recognized, period for recognition		3 years
Option price as a percentage of fair value		100.00%
Maximum [Member] | Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period			5 years
Award expiration date			Feb. 17, 2025
Maximum [Member] | Employee Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of share per year in addition to prior unissued shares		5,000